Schedule of Details of Dividend Payments (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011
Stockholders Equity Note [Line Items]
Record Date	Sep. 30, 2013	Jun. 28, 2013	Mar. 28, 2013	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011
Payment Date	Oct. 25, 2013	Jul. 26, 2013	Apr. 26, 2013	Jan. 25, 2013	Oct. 26, 2012	Jul. 27, 2012	Apr. 27, 2012	Jan. 31, 2012	Oct. 28, 2011	Jul. 28, 2011
Amount per Share	$ 0.27	$ 0.27	$ 0.26	$ 0.26	$ 0.26	$ 0.26	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Total Amount	$ 42	$ 42	$ 41	$ 42	$ 41	$ 42	$ 41	$ 41	$ 41	$ 41